Investment Objectives and Goals	Jun. 09, 2026
Leverage Shares 2X Long ASTS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long ASTS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of ASTS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long SWMR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long SWMR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of SWMR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long GOOGL Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long GOOGL Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of GOOGL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long AXTI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long AXTI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of AXTI. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long TSEM Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long TSEM Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of TSEM. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long GFS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long GFS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of GFS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long MTSI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long MTSI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of MTSI. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long SMTC Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long SMTC Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of SMTC. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long VIAV Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long VIAV Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of VIAV. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long ONTO Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long ONTO Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of ONTO. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long APH Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long APH Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of APH. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long TEL Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long TEL Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of TEL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long FN Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long FN Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of FN. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long JBL Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long JBL Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of JBL. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long KEYS Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long KEYS Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of KEYS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long ASX Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long ASX Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the ADR of ASX. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long HPE Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long HPE Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of HPE. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long ADI Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long ADI Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of ADI. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long MCHP Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long MCHP Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of MCHP. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 2X Long AEHR Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long AEHR Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of AEHR. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.